Background and basis of preparation (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Sep. 30, 2022	Dec. 31, 2021	Apr. 30, 2021 shares	Dec. 31, 2020
Investments subject to significant influence
Reverse stock split ratio	3		3
IPO
Investments subject to significant influence
Issue price per share | $ / shares	$ 11.75
Proceeds from IPO | $	$ 169.1
Kaizen
Investments subject to significant influence
Percentage of ownership interest acquired		82.70%	82.70%		73.20%
Cordoba
Investments subject to significant influence
Percentage of ownership interest acquired		63.30%	63.30%		58.40%
VRB
Investments subject to significant influence
Percentage of ownership interest acquired		90.00%	90.00%		90.00%
Computational Geosciences Inc
Investments subject to significant influence
Percentage of ownership interest acquired		94.30%	94.30%		94.40%
HPX (Note c)
Investments subject to significant influence
Number of shares issued in restructuring activity				59,909,344
Number of shares issued per each shareholder				1